Property and Equipment - Schedule of Properties and Equipment (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class of property and equipment:
Property and equipment, Gross balance	$ 643,903	$ 652,202
Property and equipment, Accumulated Depreciation	(464,489)	(463,129)
Property and equipment, Net balance	$ 179,414	$ 189,073
Land and Buildings [Member]
Class of property and equipment:
Property and equipment, Useful Life	25 years	26 years
Property and equipment, Average remaining depreciation	17 years	18 years
Property and equipment, Gross balance	$ 324,366	$ 327,862
Property and equipment, Accumulated Depreciation	(175,899)	(173,132)
Property and equipment, Net balance	$ 148,467	$ 154,730
Equipment [Member]
Class of property and equipment:
Property and equipment, Useful Life	5 years	5 years
Property and equipment, Average remaining depreciation	3 years	3 years
Property and equipment, Gross balance	$ 259,367	$ 261,142
Property and equipment, Accumulated Depreciation	(236,924)	(236,146)
Property and equipment, Net balance	$ 22,443	$ 24,996
Others [Member]
Class of property and equipment:
Property and equipment, Useful Life	7 years	7 years
Property and equipment, Average remaining depreciation	4 years	4 years
Property and equipment, Gross balance	$ 60,170	$ 63,198
Property and equipment, Accumulated Depreciation	(51,666)	(53,851)
Property and equipment, Net balance	$ 8,504	$ 9,347